Long-term debt - Narrative (Detail)					1 Months Ended	12 Months Ended
	Oct. 17, 2018 USD ($)	Mar. 24, 2017 USD ($) Tranche	Jan. 01, 2017 USD ($) Tranche	Dec. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 CAD ($)	Jul. 25, 2018 CAD ($)	Feb. 23, 2018 USD ($)	Feb. 15, 2018 USD ($)	Dec. 21, 2017 USD ($)	Oct. 06, 2017 USD ($)	Oct. 05, 2017 CAD ($)	Sep. 20, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Jan. 17, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Debt Instrument [Line Items]
Short-term debt						$ 321,807,000
Repayment of long-term debt						1,699,592,000	$ 2,366,105,000
Interest on long term debt						33,822,000	33,064,000
Interest expense during the year on long-term liabilities						150,262,000	142,791,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt						3,336,795,000	3,079,551,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Par value	$ 287,500					$ 287,500,000
Weighted average coupon	6.875%					6.88%
Long-term debt						$ 278,771,000	0
Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 135,000,000
Par value																	$ 300,000,000
Maturity date																	4.09%
Debt instrument, sales price ratio																	0.99929
Senior Debt
Debt Instrument [Line Items]
Debt instrument, number of tranches | Tranche		6
Debt instrument, weighted average life		15 years
Par value		$ 750,000,000
Weighted average coupon		4.00%
Effective weighted average interest rate		3.60%
Long-term debt							$ 479,000,000
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon						0.00%
Revolving Credit Facility | Senior Unsecured Notes | APUC Senior Unsecured Revolving Facility Maturing November 2017
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity															$ 165,000,000			$ 65,000,000
Revolving Credit Facility | Senior Unsecured Notes | Empire Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 500,000,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Power Bilateral Revolving Credit Facility Maturing August 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 500,000,000	$ 350,000,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 200,000,000	$ 600,000,000
Amount draw on credit facility						$ 186,807,000
Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Amount draw on credit facility						$ 135,000,000
Proceed from long-term lines of credit				$ 1,336,440,000
Subsequent Event | Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Debt Instrument [Line Items]
Par value								$ 300,000
Weighted average coupon								4.60%
Debt instrument, sales price ratio								0.99952
Subsequent Event | Bonds
Debt Instrument [Line Items]
Long-term debt								$ 135,000,000
Park Water Company | Bonds
Debt Instrument [Line Items]
Long-term debt																$ 63,000,000
Empire
Debt Instrument [Line Items]
Long-term debt			$ 907,547,000
Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Debt instrument, number of tranches | Tranche			2
Long-term debt			$ 102,000,000
Empire | Secured Utility Notes
Debt Instrument [Line Items]
Debt instrument, number of tranches | Tranche			10
Long-term debt			$ 733,000,000
Repayment of debt					$ 90,000,000
Empire | Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit			$ 1,336,440,000
Minimum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term		3 years
Minimum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Maturity date			6.70%
Minimum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Maturity date			3.58%
Maximum | Senior Debt
Debt Instrument [Line Items]
Debt instrument, term		30 years
Maximum | Empire | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Maturity date			5.80%
Maximum | Empire | Secured Utility Notes
Debt Instrument [Line Items]
Maturity date			6.82%
Interest Rate Reset, Period One | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate	3.677%
Interest Rate Reset, Period Two | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate	3.927%
Interest Rate Reset, Period Three | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate	4.677%